Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Post employment benefits
Investment fund	€ 1,161
Defined benefit pension plan
Post employment benefits
Cash and cash equivalents	55	€ 247
Investment fund	1,161	604
Total fair value of plan assets	7,715	7,632
Actual return on plan assets	198	603
Defined benefit pension plan | Level 1
Post employment benefits
Equity investments	849	1,376
Debt instruments	1,334	4,589
Property	29	26
Annuity policies	34	4
Defined benefit pension plan | Level 2
Post employment benefits
Equity investments	359	294
Debt instruments	317	559
Property	460	494
Derivatives	2,195	(1,557)
Annuity policies	€ 922	€ 996